Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 04, 2020	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Number of shares called by each warrants (in shares)	1
Shares subject to possible redemption		715,593	606,910	677,484
Unrecognized tax benefits			$ 47,637,000	$ 33,425,000	$ 45,003,000
Accrued interest and penalties			18,600,000	$ 13,300,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
NAV on investments		$ 1.00		$ 1.00
Federal depository insurance corporation coverage		$ 250,000		$ 250,000
Proceeds received from initial public offering, gross			$ 828,000,000
Number of Class A ordinary share in each unit	1
Number of warrants in a unit	0.25
Number of shares called by each warrants (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Unrecognized tax benefits		0		0
Accrued interest and penalties		$ 0		$ 0
Cik0001812667 Cc Neuberger Principal Holdings Ii | Redeemable Warrants
Warrants issued		20,700,000		20,700,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Private Placement Warrants
Warrants issued		18,560,000		18,560,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A
Number of shares called by each warrants (in shares)		1		1
Exercise price of warrants (in dollars per share)	11.50
Shares subject to possible redemption			82,800,000	82,800,000
Private Placement to purchase		39,260,000		39,260,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A | Private Placement Warrants
Exercise price of warrants (in dollars per share)	$ 11.50
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A common stock subjected to possible redemption
Shares subject to possible redemption		82,800,000		82,800,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Number of Class A ordinary share in each unit		1		1
Number of warrants in a unit		0.1875		0.187
Number of shares called by each warrants (in shares)		1		1
Exercise price of warrants (in dollars per share)		$ 11.50		$ 11.50
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement | Private Placement Warrants
Exercise price of warrants (in dollars per share)		$ 10.00
Private Placement to purchase				10.00
Maximum | Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Proceeds received from initial public offering, gross		$ 200,000,000
Number of shares called by each warrants (in shares)				200,000,000